The BlackRock Funds
Strategic Portfolio I
Annual Report
September 30, 1998

The BlackRock Funds
Strategic Portfolio I
Statement of Net Assets
September 30, 1998

------------------------------------------------------------------------------------------------------------------------------------

    Principal
     Amount                                                                                                             Value
      (000)                                        DESCRIPTION
------------------------------------------------------------------------------------------------------------------------------------
                              FOREIGN BONDS                                                     24.0%

           10,000 *           Government of Canada
                                 7.25%                      06/01/07                                                    $7,603,653
                                                                                                                   ----------------
                              (Cost $7,214,773)

                              U.S. TREASURY OBLIGATIONS                                         72.9%

                              U.S. Treasury Notes
        $   5,750                6.37%                      05/15/00                                                     5,921,032
           13,350                5.87%                      09/30/02                                                    14,084,600
            2,700                6.50%                      10/15/06                                                     3,064,698
                                                                                                                   ----------------

                              TOTAL U.S. TREASURY OBLIGATIONS
                              (Cost $22,111,705)                                                                        23,070,330
                                                                                                                   ----------------

                              SHORT TERM INVESTMENTS                                             1.1%

              359             Galileo Money Market Fund
                              (Cost $359,368)                                                                              359,368
                                                                                                                   ----------------

                              TOTAL INVESTMENTS IN SECURITIES
                              (Cost $29,685,846)                                                98.0%                   31,033,351

                              Other Assets in Excess of Liabilities                              2.0%                      620,559
                                                                                   -------------------             ----------------

                              NET ASSETS (Applicable to 3,025,180                              100.0%                  $31,653,910
                                                                                   ===================             ================
                              Institutional shares outstanding)

                              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
                              PER SHARE
                              ($31,653,910 / 3,025,180)                                                                     $10.46
                                                                                                                   ================


* In local currency.

                       See Notes to Financial Statements

The BlackRock Funds
Strategic Portfolio I
Statement of Operations

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          For the Period
                                                                                                           10/6/97 (a)
                                                                                                             through
                                                                                                             9/30/98
                                                                                                      ---------------------
Investment Income:
     Interest                                                                                                   $1,608,792

Expenses:
     Investment advisory fee                                                                                        56,922
     Administration fee                                                                                             65,460
     Custodian fee                                                                                                   8,618
     Transfer agent fee                                                                                              7,538
     Legal and audit                                                                                                 6,814
     Printing                                                                                                        9,587
     Registration fees                                                                                               6,921
     Trustees fees                                                                                                   5,857
     Other                                                                                                           3,583
                                                                                                      ---------------------
                                                                                                                   171,300

Less fees voluntarily waived and expenses reimbursed                                                               (97,308)
                                                                                                      ---------------------
        Total operating expenses                                                                                    73,992
                                                                                                      ---------------------
Interest expense                                                                                                       954
                                                                                                      ---------------------
        Total expenses                                                                                              74,946
                                                                                                      ---------------------
Net investment income                                                                                            1,533,846
                                                                                                      ---------------------


Realized and unrealized gain (loss) on investments:

Net realized gain (loss) on:
          Investment transactions                                                                                  224,334
          Foreign exchange transactions                                                                            (57,581)
Net change in unrealized appreciation(depreciation) on:
          Investments                                                                                            1,347,265
          Foreign currency transactions and forward foreign currency contracts                                      (6,910)
                                                                                                      ---------------------

                                                                                                      ---------------------
Net gain on investments and foreign currency transactions                                                        1,507,108
                                                                                                      ---------------------

Net increase in net assets resulting from operations                                                            $3,040,954
                                                                                                      =====================


------------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of Operations

                       See Notes to Financial Statements

The BlackRock Funds
Strategic Portfolio I
Statement of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    For the Period
                                                                                                     10/6/97 (a)
                                                                                                       through
Increase (decrease) in net assets:                                                                     9/30/98
                                                                                                 ---------------------
Operations:

     Net investment income                                                                                 $1,533,846

     Net realized gain on investments and foreign currency related
           transactions                                                                                       166,753

     Net unrealized appreciation on investment and foreign currency
           related transactions                                                                             1,340,355
                                                                                                 ---------------------

     Net increase in net assets resulting from operations                                                   3,040,954
                                                                                                 ---------------------

Distributions to shareholders from:
     Net investment income                                                                                 (1,668,846)
     Net realized gain                                                                                      ---------
                                                                                                 ---------------------
                                                                                                           (1,668,846)
                                                                                                 ---------------------

Capital share transactions:
     Proceeds from shares subscribed                                                                       28,735,000
     Net asset value of shares issued in reinvestment
           of dividend distributions                                                                        1,546,802
                                                                                                 ---------------------

                                                                                                           30,281,802
                                                                                                 ---------------------


     Total increase in net assets                                                                          31,653,910
                                                                                                 ---------------------


Net Assets:

   Beginning of period                                                                                      ---------
                                                                                                 ---------------------

   End of period                                                                                          $31,653,910
                                                                                                 =====================


------------------------------------------------------------------------------------------------------------------------------------

(a)  Commencement of operations.

                       See Notes to Financial Statements

The BlackRock Funds
Strategic Portfolio I
Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout the period:                                                            For the Period
                                                                                                        10/6/97 (a) through
                                                                                                              9/30/98
                                                                                                        --------------------
PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning of period                                                                                 $10.00
                                                                                                         -------------------

     Net investment income                                                                                             0.51
     Net realized and unrealized gain on investments                                                                   0.53
                                                                                                         -------------------
         Net increase from investment operations                                                                       1.04
                                                                                                         -------------------

     Distributions from net investment income                                                                         (0.58)
     Distributions from net realized capital gains                                                                 ---------
                                                                                                         -------------------
          Total dividends and distributions                                                                           (0.58)
                                                                                                         -------------------

     Net asset value, end of period                                                                                  $10.46
                                                                                                         ===================

Total Return                                                                                                          10.84%

Ratios / Supplemental data

Net assets, end of period (in thousands)                                                                            $31,654

Ratio of expenses to average net assets (b)                                                                            0.26%
Ratio of expenses to average net assets (excluding waivers) (b)                                                        0.60%

Ratio of net investment income to average net assets (b)                                                               5.39%
Ratio of net investment income to average net assets (excluding waivers) (b)                                           5.05%

Portfolio turnover                                                                                                      164%

-----------------------------------------------------------------------------------------------------------------------------------

(a) Commencement of investment operations.
(b) Annualized

                       See Notes to Financial Statements

The BlackRock Funds
Strategic Portfolio I
Notes to Financial Statements
--------------------------------------------------------------------------

Note 1.  Organization and Accounting Policies

     BlackRock FundsSM (the "Fund") (formerly the Compass Capital (R) Funds) was organized on December 22, 1988 as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 37 investment portfolios. These financial statements relate to the Fund's Strategic Portfolio I (the "Portfolio"). The Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001.

     The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.

     Securities Valuation: The Fund values mortgage-backed, asset-backed and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Fund's Board of Trustees. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on the applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

     Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity from date of purchase exceeded 60 days.

     In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The BlackRock Funds
Strategic Portfolio I
Notes to Financial Statements
(Continued)
--------------------------------------------------------------------------

     Foreign Currency Translation- The books and records of Strategic Portfolio I are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Portfolio isolates that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The Portfolio reports certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     Forward Foreign Currency Contracts- The Portfolio enters into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S.
dollar.

    The aggregate principal amounts of the contracts are not recorded as the Portfolio intends to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at September 30, 1998, the Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                    Value at         Unrealized
Settlement        Currency         Contract         September         Foreign
   Date             Sold            Amount          30, 1998       Exchange Loss
----------        --------         --------        ---------       -------------
 10/21/98      Canadian Dollar    $7,597,490       $7,605,061         $(7,571)

The BlackRock Funds
Strategic Portfolio I
Notes to Financial Statements
(Continued)
--------------------------------------------------------------------------

  Security Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of specific identification method for both financial reporting and federal income purposes. Interest income is recorded on the accrual basis and the Fund accretes premium or amortizes discount on securities purchased using the interest method.

  Taxes: No provision is made for federal taxes as its the Fund's intention to have the Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

  Dividends to Shareholders: Dividends from net investment income are declared by the Portfolio each day on "settled" shares (i.e. shares for which the Portfolio has received payment in federal funds) and are paid monthly. Net realized capital gains, if any, will be distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

Note 2.  Transactions with Affiliates and Related Parties

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc., a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolio. For its advisory services, BlackRock Advisors Inc., is entitled to receive fees, computed daily and paid monthly, at the annual rate of 0.20% of the Portfolio's average daily net assets.

     BlackRock Advisors, Inc.,may, at its discretion, waive all or any portion of its advisory fee for the Portfolio and may reimburse the Portfolio for certain operating expenses. For the period ended September 30, 1998, advisory fees and waiver for the Portfolio were as follows:

                               Gross                                      Net
                             Advisory                                  Advisory
                                Fee                Waiver                 Fee
                                ---                ------                 ---
Strategic Portfolio I        $ 56,922             $ 56,922                $0

     PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock Advisors, Inc., and BlackRock Distributors, Inc. ("BDI") act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of the Portfolio, at the following annual rates: 0.23% of the first $500 million, 0.21% of the next $500 million, 0.19% of the average daily net assets in excess of $1 billion.

The BlackRock Funds
Strategic Portfolio I
Notes to Financial Statements
(Continued)
--------------------------------------------------------------------------

             PFPC, BlackRock Advisors, Inc. and BDI may, at their discretion, voluntarily waive all or any portion of their administration fees for the Portfolio. For the period ended September 30, 1998, administration fees and waivers for the Portfolio were as follows:

                                Gross                                   Net
                           Administration                         Administration
                                 Fee              Waiver               Fee
                                 ---              ------               ---
Strategic Portfolio I         $ 65,460           $ 37,227           $ 28,233


       In addition, PNC Bank, National Association serves as custodian for the Portfolio. PFPC serves as transfer and dividend disbursing agent.

       PFPC, BlackRock Advisors, Inc. and BDI have also voluntarily agreed to reimburse expenses in the amount of $3,159 with respect to the Strategic Portfolio I for the period ended September 30, 1998.


Note 3.  Portfolio Securities

     Purchases and sales of investment securities, other than short-term investments and government securities, for the period ended September 30, 1998 were $25,029,869 and $17,090,537, respectively. Purchases and sales of government securities for the period ended September 30, 1998 were $50,043,249 and $27,928,746, respectively. The federal income tax basis of the investments of the Portfolio at September 30, 1998 was $29,737,661 and, accordingly, as of September 30, 1998 net unrealized appreciation for federal income tax purposes aggregated $1,295,690 which $51,815 related to depreciated securities and $1,347,505 related to appreciated securities.

The BlackRock Funds
Strategic Portfolio I
Notes to Financial Statements
(Concluded)
--------------------------------------------------------------------------
Note 4.  Capital Shares

Transactions in capital shares were as follows:
                                                                  For the Period
                                                                   10/06/97 (a)
                                                                      Through
                                                                      09/30/98
                                                                      --------

Shares subscribed........................................            2,870,975

Shares issued in connection with the reinvestment
of dividends and distributions...........................              154,205



Shares redeemed                                                            ---
                                                                  ------------
Net increase                                                         3,025,180
                                                                  ------------



Note 5. At September 30, 1998, net assets consisted of:

Capital  paid-in.........................................         $ 30,281,802

Accumulated net realized gain on investment transactions
   and foreign exchange contracts........................               31,753
Net unrealized appreciation on investment transactions
   and foreign exchange contracts........................            1,340,355
                                                                  ------------
                                                                  $ 31,653,910
                                                                  ============


---------------
(a) Commencement of Operations

                        Report of Independent Accountants

To the Shareholders and Board of Trustees of the BlackRock Funds:

In our opinion, the accompanying statement of net assets and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the BlackRock Strategic Portfolio I of the BlackRock Funds (the "Fund") at September 30, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the period presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at September 30, 1998 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 13, 1998

Co-Administrator and Distributor             Co-Administrator and Transfer Agent
BlackRock Distributors, Inc.                 PFPC Inc.
West Conshohocken, PA 19428                  Wilmington, DE 19809

Investment Adviser                           Co-Administrator
BlackRock Advisors, Inc.                     BlackRock Advisors, Inc.
New York, NY 10154                           New York, NY 10154

Custodian                                    Counsel
PNC Bank, National Association               Simpson, Thatcher & Bartlett
Philadelphia, PA 19103                       New York, NY 10017
                                             (A partnership which includes
                                             professional corporations)
Independent Accountants
PricewaterhouseCoopers LLP
Philadelphia, PA 19103



This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

The BlackRock Funds
103 Bellevue Parkway
Wilmington, DE 19809



--------------------------------------------------------------------------------
SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------